Document And Entity Information	Oct. 13, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Oct. 13, 2026
Entity Registrant Name	TREX BIO, INC.
Entity Central Index Key	0002139097
Current Fiscal Year End Date	--12-31
Entity File Number	001-43501
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	36-4902297
Entity Address, Address Line One	269 East Grand Avenue
Entity Address, Address Line Two	Suite 300
Entity Address, City or Town	South San Francisco
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94080
City Area Code	650
Local Phone Number	567-5582
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Title of 12(b) Security	Common Stock, par value $0.0001 per share
Trading Symbol	TRXB
Security Exchange Name	NASDAQ